Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2013
Supplement [Text Block]	dit2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Core Equity Fund

The following changes are effective on or about May 31, 2013:

The following information replaces existing disclosure contained under the ”Management process” sub-section of the ”PRINCIPAL INVESTMENT STRATEGY” sections within the summary section and the ”FUND DETAILS” section of the fund’s prospectus:

Management process. In choosing stocks, portfolio management combines quantitative screens with fundamental research. Portfolio management begins by utilizing proprietary quantitative models to rank securities within specific industry groups based on a number of factors, including valuation, momentum, sales growth and profitability. Portfolio management then applies a range of fundamental factors, including macroeconomic views and economic outlook, secular themes and company fundamentals, to construct the portfolio. The fundamental factors considered and quantitative models used by portfolio management may change over time.

Portfolio management will normally sell a stock when it believes the price is unlikely to go higher, the company’s fundamentals have changed, other investments offer better opportunities or in the course of adjusting the fund’s exposure to a given industry.

DWS Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dit2_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Core Equity Fund

The following changes are effective on or about May 31, 2013:

The following information replaces existing disclosure contained under the ”Management process” sub-section of the ”PRINCIPAL INVESTMENT STRATEGY” sections within the summary section and the ”FUND DETAILS” section of the fund’s prospectus:

Management process. In choosing stocks, portfolio management combines quantitative screens with fundamental research. Portfolio management begins by utilizing proprietary quantitative models to rank securities within specific industry groups based on a number of factors, including valuation, momentum, sales growth and profitability. Portfolio management then applies a range of fundamental factors, including macroeconomic views and economic outlook, secular themes and company fundamentals, to construct the portfolio. The fundamental factors considered and quantitative models used by portfolio management may change over time.

Portfolio management will normally sell a stock when it believes the price is unlikely to go higher, the company’s fundamentals have changed, other investments offer better opportunities or in the course of adjusting the fund’s exposure to a given industry.